Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and equipment, net	The estimated useful lives of the Company’s property and equipment are generally as follows:
Property and Equipment	Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years